Other Financial Assets - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of financial assets [line items]
Other financial assets	$ 175	$ 156
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	3
Other Financial Asset [Member]
Disclosure of financial assets [line items]
Other financial assets	$ 61	$ 50
United Kingdom [member]
Disclosure of financial assets [line items]
Bank accounts pledged as security | £			£ 31